LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Balance at beginning of year	$ 1,310	$ 875
Provision for losses on loans	580	662
Charge-offs, net	(417)	(227)
Allowances for loan and lease losses, Ending balance	$ 1,473	$ 1,310